CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents (Note 4)	$ 34,039,962	$ 35,747,049
Marketable securities (Notes 5 and 6)	451,850	541,216
Deposits, advances and other	577,012	153,916
Total current assets	35,068,824	36,442,181
Property, plant and equipment, net (Note 7)	12,048,139	12,046,496
Total assets	47,116,963	48,488,677
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	700,761	691,409
Accrued interest	16,651	2,379
Total current liabilities	717,412	693,788
Convertible notes and interest notes (Note 11)	46,602,540	43,968,020
Other (Note 11)	1,012,491	1,012,491
Total liabilities	48,332,443	45,674,299
SHAREHOLDERS' EQUITY
Common shares	342,755,128	342,190,645
Contributed Surplus (Note 11)	25,723,900	25,723,900
Stock options (Note 10)	21,603,437	17,353,725
Accumulated deficit	(391,651,752)	(382,897,065)
Accumulated other comprehensive income	353,807	443,173
Total shareholders' equity (deficit)	(1,215,480)	2,814,378
Total liabilities and shareholders' equity	$ 47,116,963	$ 48,488,677